Accounting policies - Restatement of previously issued financial information (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain	£ 1,538	£ (7,784)	[1]
Net cash flows used in operating activities	(43,388)	(15,645)	[1]
Net decrease in cash and cash equivalents	(207,514)	(22,630)	[1]
Exchange gain on cash and cash equivalents	(1,655)	7,759	[1]
Cash and cash equivalents at the beginning of the year	404,577	562,173
Cash and cash equivalents at the end of the period	£ 195,408	547,302
As originally reported
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain		(59)
Net cash flows used in operating activities		(7,920)
Net decrease in cash and cash equivalents		(14,905)
Exchange gain on cash and cash equivalents		34
Cash and cash equivalents at the beginning of the year		562,173
Cash and cash equivalents at the end of the period		547,302
Adjustment
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain		(7,725)
Net cash flows used in operating activities		(7,725)
Net decrease in cash and cash equivalents		(7,725)
Exchange gain on cash and cash equivalents		7,725
Cash and cash equivalents at the beginning of the year		0
Cash and cash equivalents at the end of the period		£ 0

[1]	See Note 2 for details of the restatement.